LOANS PAYABLE TO FINANCIAL INSTITUTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Related to Loans Payable to Financial Institution [Member]
Short-Term Debt [Line Items]
Interest expense	$ 52,103.41	$ 26,227